OTHER GAINS AND CHARGES (Tables)	12 Months Ended
Jun. 25, 2014
Disclosure Other Gains And Charges [Abstract]
Schedule Of Other Gains And Charges
Other gains and charges consist of the following (in thousands):

	2014	2013	2012
Litigation reserves	$39,500	$0	$0
Restaurant impairment charges	4,502	5,276	3,139
Restaurant closure charges	3,413	3,637	4,655
Severance and other benefits	2,140	2,235	0
Gain on the sale of assets, net	(608)	(11,228)	(3,306)
Loss on extinguishment of debt	0	15,768	0
Impairment of liquor licenses	0	170	2,641
Other	277	1,442	1,845
	$49,224	$17,300	$8,974